Risk Management - Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	$ (3,218)	$ (2,952)	$ (1,801)
Gains/(losses) recognized in the Shareholders' Equity	2,609	13,631	(19,065)
Guarantees given as collateral	155	55
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(64)	(111)	256
Gains/(losses) recognized in the Shareholders' Equity	(2)	11	10
Guarantees given as collateral	155	55
Fair value hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(144)	(48)	238
Gains/(losses) recognized in the Shareholders' Equity	(9)
Guarantees given as collateral	205	55
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	89	(55)	27
Gains/(losses) recognized in the Shareholders' Equity	1	7	9
Guarantees given as collateral	(50)
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(9)	(8)	(9)
Gains/(losses) recognized in the Shareholders' Equity	6	4	1
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(3,154)	(2,841)	(2,057)
Gains/(losses) recognized in the Shareholders' Equity	$ 2,611	$ 13,620	$ (19,075)